MINERAL RIGHTS - Rollforward (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025	Nov. 30, 2024
MINERAL RIGHTS
Beginning balance	$ 1,201,390
Ending balance	12,755,725	$ 1,201,390
Fish Lake Valley Property
MINERAL RIGHTS
Property option payment		70,000	$ 70,000
Impairment		(70,000)	$ (70,000)
Aurora Uranium Project
MINERAL RIGHTS
Beginning balance	1,201,390
Property option payment		1,000,000
Reimbursement of mining operations expenditures	18,155	201,390
Ending balance	$ 12,755,725	$ 1,201,390